Balance Sheets	Dec. 31, 2020 USD ($)
Current assets
Cash	$ 1,123,625
Total current assets	1,123,625
Total assets	1,123,625
Current liabilities
Accounts payable	346,094
Accounts payable - related party	102,803
Accrued expenses	578,524
Accrued interest	55,175
Notes payable, net of discount of $0 and $2,550,780	611,641
Warrant liability	4,057,927
Total current liabilities	5,752,164
Total liabilities	5,752,164
Commitments and contingencies
Stockholders' deficit
Preferred stock	270
Common stock, par value $0.0001; 20,000,000 shares authorized at December 31, 2021 and 2020; 6,913,492 and 5,775,898 shares issued and outstanding at December 31, 2021 and 2020, respectively	578
Additional paid-in capital	4,079,891
Accumulated deficit	(8,709,278)
Total stockholders' equity (deficit)	(4,628,539)
Total liabilities, and stockholders' equity (deficit)	$ 1,123,625